REVENUE	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also consists of service revenue, which includes commissions with third-party growers, management fees, third-party freight and royalties for the use of company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by leasing a company vessel, leasing available space on a company vessel or providing handling and transportation services of containerized cargo on company vessels. Net service revenues were less than 10% of total revenue for the three months ended March 31, 2023 and March 31, 2022.
The following table presents the Company's disaggregated revenues by similar types of products and services for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Diversified produce	$1,198,761	$1,245,937
Tropical fruit	691,723	641,439
Health foods and consumer goods	31,298	29,651
Commercial cargo	47,174	45,178
Other	20,211	8,026
Total revenue, net	$1,989,167	$1,970,231
The following table presents the Company's disaggregated revenues by channel for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,171,385	$1,182,006
Wholesale	617,287	608,894
Food service	107,859	99,653
Commercial cargo	47,174	45,178
Other	14,872	2,216
Revenue from sales to investments in unconsolidated affiliates	30,590	32,284
Total revenue, net	$1,989,167	$1,970,231